Contingencies	3 Months Ended
Sep. 30, 2024
Contingencies
Contingencies
13.
Contingencies

On January 27, 2022, a putative securities class action lawsuit was filed against the Company, and certain former and current executives of the Company, in the United States District Court for the Eastern District of New York, captioned Gloster v. Standard Lithium Ltd., et al., 22-cv-0507 (E.D.N.Y.) (the "Action"). The complaint seeks to certify a class of investors who purchased or otherwise acquired the Company’s publicly traded securities between May 19, 2020, and November 17, 2021, and asserts violations of Section 10(b) of the U.S. Securities Exchange Act of 1934, as amended (the "Exchange Act") against all defendants and Section 20(a) of the Exchange Act against the individually named defendants. The complaint alleges, among other things, that during the proposed class period, defendants misrepresented and/or failed to disclose certain facts regarding the Company’s LiSTR DLE technology and "final product lithium recovery percentage" at the Demonstration Plant. The plaintiff seeks various forms of relief, including monetary damages in an unspecified amount. The Company filed a motion to dismiss the complaint on August 10, 2022, which became fully briefed on September 28, 2022. The Company intends to vigorously defend against the Action. As at September 30, 2024, the Company has not recorded any provision associated with this matter, as the outcome is undeterminable at this time.